COMMON STOCK WARRANT LIABILITY (Details Textual) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended		128 Months Ended	137 Months Ended							3 Months Ended		9 Months Ended					9 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended								9 Months Ended
	Jul. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2013 Minimum [Member]	Oct. 31, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Jul. 31, 2013 Maximum [Member]	Oct. 31, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Jul. 31, 2013 Warrant Liability [Member]	Jul. 31, 2012 Warrant Liability [Member]	Jul. 31, 2013 Warrant Liability [Member]	Jul. 31, 2012 Warrant Liability [Member]	Oct. 31, 2012 Warrant Liability [Member]	Jul. 31, 2013 Warrant Liability [Member] Common Stock [Member]	Oct. 31, 2012 Warrant Liability [Member] Common Stock [Member]	Jul. 31, 2013 Warrant Equity [Member]	Oct. 31, 2012 Warrant Equity [Member]	Jul. 31, 2013 Warrants With Anti Dilution Provisions [Member]	Jul. 31, 2013 Warrants With Anti Dilution Provisions [Member]	Oct. 31, 2012 Warrants With Anti Dilution Provisions [Member]	Jul. 31, 2013 Warrants With Anti Dilution Provisions [Member] Common Stock [Member]	Jul. 31, 2013 Warrants With Anti Dilution Provisions [Member] Minimum [Member]	Jul. 31, 2013 Warrants With Anti Dilution Provisions [Member] Maximum [Member]	Jul. 31, 2013 Warrant [Member] Common Stock [Member]	Oct. 31, 2012 Warrant [Member] Common Stock [Member]	Jul. 31, 2013 Warrant [Member] Minimum [Member]	Oct. 31, 2012 Warrant [Member] Minimum [Member]	Jul. 31, 2013 Warrant [Member] Maximum [Member]	Oct. 31, 2012 Warrant [Member] Maximum [Member]	Jul. 31, 2013 Exercise Of Warrants [Member]	Jul. 31, 2012 Exercise Of Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	899,494	899,494		802,580	61,396	802,580	899,494							499,000		499,000			899,000		122,000	121,000				621,165			899,000	803,000
Exercise of warrants																$ 278,000					$ 278,329
Reduction In Warrant Outstanding Subject To Anti Dilution Provision																								124,000
Derivative Liability, Fair Value, Gross Liability					6,390,000									736,000		736,000		434,000		682,000									777,000
Exercises Of Warrants				21,960	57,866																														8,889	21,961
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 18.75	$ 18.75	$ 18.75		$ 5.625	$ 6.625	$ 18.75	$ 21.25	$ 21.25	$ 24.40										$ 15.11	$ 15.11	$ 18.70						$ 4.375	$ 6.625	$ 21.25	$ 21.25	$ 10.625	$ 18.75
Proceeds from exercise of warrants		94,444	411,765	411,765	1,085,001	1,666,766	1,761,210																												94,444	412,000
Non Cash Warrant Expenses																1,100,000
Non Cash Warrant Income																	4,900,000
Warrants Subject To Anti Dilution Provisions		804,000														124,000								124,000
Anti Dilution Provisions Additional Warrants Issuable				42,400																			10,000
Anti Dilution Provisions Additional Warrants Exercise Price				$ 18.6875																				$ 25.00	$ 12.50
Probability Of Exercise Of Additional Warrants At Exercise Price One																											40.00%	50.00%
Probability Of Exercise Of Additional Warrants At Exercise Price Two																											50.00%	60.00%
Derivative, Gain (Loss) on Derivative, Net, Total														1,800,000	1,700,000
Fair Value Adjustment of Warrants	$ 0.7			$ 0.4